PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2018
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

12.  PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Years Ended December 31,
	2016	2017	2018
Rents	67	192	221
Personnel costs	2	6	18
Others	3	8	16
Total	72	206	255